Taxes payable (Tables)	12 Months Ended
Dec. 31, 2021
Taxes Payable [Abstract]
Schedule of taxes payable
	As of December 31,
	2021	2020
Value-added Tax payable	$990,173	$832,270
Income tax payable	198,130	25,441
Other taxes payable	110,844	85,741
Total	$1,299,147	$943,452